Note 1 - Corporate Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of impact of application of inflation accounting and financial reporting in hyperinflationary economies [text block]
Assets	12/31/2018

Property, plant and equipment	1,394.9
Goodwill	1,686.4
Intangible	976.3
Non-current assets	4,057.6

Inventories	72.8
Current assets	72.8

Total assets	4,130.4

Equity and liabilities

Equity
Reserves	(8.2)
Carrying value adjustments	258.2
Retained earnings	3,252.4
Equity attributable to equity holders of Ambev	3,502.4
Non-controlling interests	(2.4)
Total Equity	3,500.0

Deferred tax liabilities	630.4
Non-current liabilities	630.4

Total liabilities	630.4

Total equity and liabilities	4,130.4